BALANCE SHEETS (PARENT COMPANY)- SCHEDULE II (TABLES)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information Of Parent Company Only Disclosure Tables [Abstract]
Schedule Of Condensed Financial Information Of Parent Company Only [Table Text Block]
AXA EQUITABLE LIFE INSURANCE COMPANY
SCHEDULE II
BALANCE SHEETS (PARENT COMPANY)
DECEMBER 31, 2012 AND 2011

	2012	2011

	(In Millions)

ASSETS
Investment:
Fixed maturities available-for-sale, at fair value (amortized cost of
$30,656 and $30,142, respectively)	$33,538	$31,922
Mortgage loans on real estate	5,059	4,281
Equity real estate, held for the production of income	4	99
Policy loans	3,512	3,542
Investments in and loans to affiliates	2,328	2,304
Trading securities	1,834	472
Other equity investments	1,403	1,446
Other invested assets	1,826	2,334
Total investments	49,504	46,400
Cash and cash equivalents	2,450	2,516
Deferred policy acquisition costs	3,728	3,545
Amounts due from reinsurers	3,847	3,542
Guaranteed minimum income benefit reinsurance asset, at fair value	11,044	10,547
Other assets	4,576	4,782
Separate Accounts' assets	94,139	86,419

Total Assets	$169,288	$157,751

LIABILITIES
Policyholders' account balances	$28,263	$26,033
Future policy benefits and other policyholders liabilities	22,655	21,562
Broker-dealer related payables	213	11
Short-term and long-term debt	200	200
Current and deferred income taxes	4,479	4,385
Loans from affiliates	1,325	1,325
Other liabilities	2,578	2,976
Separate Accounts' liabilities	94,139	86,419
Total liabilities	153,852	142,911

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized, issued and outstanding	2	2
Capital in excess of par value	5,992	5,743
Retained earnings	9,125	9,392
Accumulated other comprehensive income (loss)	317	(297)
Total AXA Equitable's equity	15,436	14,840

Total Liabilities and AXA Equitable's Equity	$169,288	$157,751